Derivative Instruments and Accounting Hedges - Cash flows of bonds issued abroad, the objects of these hedges and the cash flows of the asset part of the derivative (Details) - Cash Flow hedge - CLP ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	$ 93,785	$ 88,576
Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	434,793	397,664
Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	405,301	450,682
Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	49,440
Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	155,979	137,005
Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	188,633	165,428
Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(93,785)	(88,576)
Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(434,793)	(397,664)
Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(405,301)	(450,682)
Corporate Bond USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(49,440)
Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(155,979)	(137,005)
Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(188,633)	(165,428)
Up to 1 month | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	870	212
Up to 1 month | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(870)	(212)
Between 1 and 3 months | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	89,256	986
Between 1 and 3 months | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	86	235
Between 1 and 3 months | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	49,362	292
Between 1 and 3 months | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(89,256)	(986)
Between 1 and 3 months | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(86)	(235)
Between 1 and 3 months | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(49,362)	(292)
Between 3 and 12 months | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	1,338	1,246
Between 3 and 12 months | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	66,378	11,052
Between 3 and 12 months | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	125,993	161,529
Between 3 and 12 months | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	1,476
Between 3 and 12 months | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	49,401	93,173
Between 3 and 12 months | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	1,072	1,150
Between 3 and 12 months | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(1,338)	(1,246)
Between 3 and 12 months | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(66,378)	(11,052)
Between 3 and 12 months | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(125,993)	(161,529)
Between 3 and 12 months | Corporate Bond USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(1,476)
Between 3 and 12 months | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(49,401)	(93,173)
Between 3 and 12 months | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(1,072)	(1,150)
Due after 1 years but within 3 years | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	2,675	2,491
Due after 1 years but within 3 years | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	21,601	68,634
Due after 1 years but within 3 years | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	1,450	192,519
Due after 1 years but within 3 years | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	2,952
Due after 1 years but within 3 years | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	105,622	43,385
Due after 1 years but within 3 years | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	33,487	72,098
Due after 1 years but within 3 years | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(2,675)	(2,491)
Due after 1 years but within 3 years | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(21,601)	(68,634)
Due after 1 years but within 3 years | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(1,450)	(192,519)
Due after 1 years but within 3 years | Corporate Bond USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(2,952)
Due after 1 years but within 3 years | Obligation USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(105,622)	(43,385)
Due after 1 years but within 3 years | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(33,487)	(72,098)
Due after 3 years but within 5 years | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	2,675	2,491
Due after 3 years but within 5 years | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	83,608	19,202
Due after 3 years but within 5 years | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	82,552	474
Due after 3 years but within 5 years | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	2,952
Due after 3 years but within 5 years | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	32,882	28,886
Due after 3 years but within 5 years | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(2,675)	(2,491)
Due after 3 years but within 5 years | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(83,608)	(19,202)
Due after 3 years but within 5 years | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(82,552)	(474)
Due after 3 years but within 5 years | Corporate Bond USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(2,952)
Due after 3 years but within 5 years | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(32,882)	(28,886)
Due after 5 years | Cross Currency Swap EUR
Cash flows of bonds issued
Cash inflows from hedge instruments	87,097	82,348
Due after 5 years | Cross Currency Swap HKD
Cash flows of bonds issued
Cash inflows from hedge instruments	263,206	298,776
Due after 5 years | Cross Currency Swap CHF
Cash flows of bonds issued
Cash inflows from hedge instruments	106,050	95,174
Due after 5 years | Cross Currency Swap USD
Cash flows of bonds issued
Cash inflows from hedge instruments	42,060
Due after 5 years | Cross Currency Swap JPY
Cash flows of bonds issued
Cash inflows from hedge instruments	71,830	63,002
Due after 5 years | Corporate Bond EUR
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(87,097)	(82,348)
Due after 5 years | Corporate Bond HKD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(263,206)	(298,776)
Due after 5 years | Corporate Bond CHF
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(106,050)	(95,174)
Due after 5 years | Corporate Bond USD
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	(42,060)
Due after 5 years | Corporate Bond JPY
Cash flows of bonds issued
Cash outflow of borrowings and bonds issued	$ (71,830)	$ (63,002)